Taxation	12 Months Ended
Dec. 31, 2012
Taxation
8.	TAXATION

Cayman Islands

Under the current laws of the Cayman Islands, the Company and its subsidiaries that are incorporated in the Cayman Islands are not subject to tax on income or capital gain. In addition, upon payments of dividends by those companies to their shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Under the current laws of the British Virgin Islands, the Company’s subsidiary that is incorporated in the British Virgin Islands is not subject to tax on income or capital gain. In addition, upon payments of dividends by that company to its shareholders, no British Virgin Islands withholding tax will be imposed.

Hong Kong

The Company’s subsidiary that is incorporated in Hong Kong is subject to Hong Kong profits tax at a rate of 16.5% on its assessable profit.

China

In March 2007, the National People’s Congress enacted the Enterprise Income Tax Law of the People’s Republic of China (“EIT Law”) effective January 1, 2008. The EIT Law, among other things, imposes a unified income tax rate of 25% for both domestic and foreign-invested enterprises. However, the EIT Law provides a transitional period for those entities established before March 16, 2007, which enjoyed a favorable income tax rate of less than 25% under the previous income tax laws, to gradually increase their rates to 25%. Under this grandfather provision, the Group’s entities of Wang Jin, Wang Ju, Tech JV and Wang Cai AdCo incorporated in Shanghai’s Pudong area, and the branches of Tech JV and Wang Cai AdCo located in Shenzhen were subject to an enterprise income tax (“EIT”) rate of 18% in 2008, 20% in 2009, 22% in 2010, 24% in 2011 and 25% in 2012.

In December 2009, Tech JV was designated by relevant local authorities in Shanghai as a “High and New Technology Enterprise” under the EIT Law. Tech JV became subject to a preferential tax rate of 15% for the years ended December 31, 2009, 2010 and 2011. In 2012, its preferential tax status has been renewed by local tax authorities through 2014. Tech JV is entitled to this preferential 15% tax rate as long as it maintains the required qualifications, which is subject to review every three years.

The EIT Law also imposes a 10% withholding income tax (“WHT”) for dividends declared out of the profits earned after January 1, 2008 by a foreign investment enterprise (“FIE”) to its immediate holding company outside China. For certain treaty jurisdictions such as Hong Kong which has signed tax treaties with the PRC, the WHT rate is 5%. Since the Company intends to permanently reinvest earnings to further expand its businesses in mainland China, its FIEs do not intend to declare dividends to its immediate foreign holding entities in the foreseeable future. Accordingly, as of December 31, 2012, the Company has not recorded any withholding tax on the retained earnings of its FIEs in China.

Composition of Income Tax Expense

Income (loss) before income tax expense for the years ended December 31, 2010, 2011 and 2012 were taxed within the following jurisdictions:

	2010	2011	2012
	RMB	RMB	RMB
PRC entities	322,428	526,236	608,637
Non-PRC entities	(30,686)	(58,672)	(42,952)

Total	291,742	467,564	565,685

The current and deferred portion of income tax expense included in the consolidated statements of operations and comprehensive income for the years ended December 31, 2010, 2011 and 2012 are as follows:

	2010	2011	2012
	RMB	RMB	RMB
Current income tax expense
PRC entities	58,101	84,936	93,081
Non-PRC entities	—	—	—

Total	58,101	84,936	93,081

Deferred income tax expense (benefit)
PRC entities	(1,020)	(3,880)	2,498
Non-PRC entities	—	—	—

Total	(1,020)	(3,880)	2,498

Income tax expense
PRC entities	57,081	81,056	95,579
Non-PRC entities	—	—	—

Total	57,081	81,056	95,579

Reconciliation of the Differences Between Statutory Tax Rate and the Effective Tax Rate

Reconciliation between the statutory EIT rate in the PRC and the Group’s effective tax rate for the years ended December 31, 2010, 2011 and 2012 are as follows:

	2010	2011	2012
EIT statutory rate	25%	25%	25%
Difference in EIT rates of certain subsidiaries	(8%)	(10%)	(10%)
Non-deductibility of expenses incurred outside the PRC	3%	3%	2%
Other permanent differences	1%	—	(1%)
Change in valuation allowance	(1%)	(1%)	1%

Effective EIT rate of the Group	20%	17%	17%

Tax holidays, as included in the reconciliation table before and the tabular disclosure below, refer to the preferential tax rates for Tech JV and certain entities as described in the “China” section of this Note. The aggregate amount and per share effect of the tax holidays for the years ended December 31, 2010, 2011 and 2012 are as follows:

	2010	2011	2012
	RMB	RMB	RMB
	(in thousands, except per share data)
Aggregate effect	23,675	46,225	57,889
Basic net income per share effect	0.43	0.81	1.01
Diluted net income per share effect	0.42	0.78	0.97

Significant components of deferred tax assets and liabilities as of December 31, 2011 and 2012 are as follows:

	2011	2012
	RMB	RMB
Deductible temporary differences related to other payables and accruals	10,536	7,232
Deductible temporary differences related to provision for doubtful accounts	506	1,448

Total current deferred tax assets	11,042	8,680
Less: Valuation allowance	—	(37)

Net current deferred tax assets	11,042	8,643

Tax loss carryforwards	640	471

Total non-current deferred tax assets	640	471
Less: Valuation allowance	(554)	(471)

Net non-current deferred tax assets	86	—

Total deferred tax assets	11,128	8,643

Taxable temporary differences related to depreciation period	(1,972)	(1,985)

Total non-current deferred tax liabilities	(1,972)	(1,985)

Total deferred tax liabilities	(1,972)	(1,985)

As of December 31, 2011 and 2012, valuation allowances were provided on the deferred tax assets to the extent that management believed it was more likely than not that such deferred tax assets would not be realized in the foreseeable future. Valuation allowances were also provided because it was more likely than not that the Group will not be able to utilize certain tax loss carryforwards generated by certain subsidiaries or VIE subsidiaries. As those entities continue to generate tax losses and tax planning strategies are not available to utilize those tax losses in other group companies, management believes it is more likely than not that such losses will not be utilized before they expire. However, certain valuation allowance was reversed in 2010, 2011 and 2012 when the Group generated sufficient taxable income to utilize the deferred tax assets. If events occur in the future that prevent the Group from realizing some or all of its deferred tax assets, an adjustment to the valuation allowances will be recognized when such events occur. In the PRC, tax loss carryforwards generally expire after five years. Tax loss carryforwards in the amount of RMB252 as of December 31, 2012 will expire beginning 2015.

The following represents a roll-forward of the valuation allowance for each of the years:

	2010	2011	2012
	RMB	RMB	RMB
Balance at beginning of period	2,140	1,498	554
Additions	5	—	508
Reversals	(647)	(944)	(554)

Balance at end of period	1,498	554	508